                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

December 4, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:  American Century Target Maturities Trust (the "Registrant")
     1933 Act File No. 002-94608
     1940 Act File No. 811-04165

Ladies and Gentlemen:

     Accompanying  this  letter for filing  pursuant  to Rule  30b2-1  under the
Investment Company Act of 1940, as amended,  is the Registrant's  report on Form
N-CSR, including copies of the Registrant's Annual Reports to shareholders dated
September 30, 2008.

     Should you have any  questions or concerns  regarding  this filing,  please contact the undersigned at (816) 340-9724.

Sincerely,

/s/ Connie Wilson
---------------------------------------
Connie Wilson
Regulatory Filings Specialist